FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT	12 Months Ended
Dec. 31, 2022
Financial Instruments Financial Risks And Capital Risks Management
FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT

23 FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT

a)	Categories of financial instruments

The following table sets out the financial instruments as at the end of the reporting period:

	2020	2021	2022
	S$	S$	S$

Financial asset

Financial assets at amortized cost:
Other receivables	55,514	20,522	73,144
Cash and cash equivalents	885,272	2,512,768	1,579,718
	940,786	2,533,290	1,652,862

Financial liabilities

Financial liabilities at amortized cost:
Trade and other payables	341,034	210,253	410,798
Lease liabilities	31,122	23,131	14,419
Borrowings other than convertible loans	626,262	924,810	803,606
	998,418	1,158,194	1,228,823

Financial liabilities at FVTPL:
Convertible loans	2,323,423	2,310,757	3,401,237

b)	Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements

The Company does not have any financial instruments which are subject to enforceable master netting arrangements or similar netting agreements.

c)	Financial risk management policies and objectives

The management of the Company monitors and manages the financial risks relating to the operations of the Company to ensure appropriate measures are implemented in a timely and effective manner. These risks include market risk (including currency risk and interest rate risk), credit risk and liquidity risk.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2020, 2021 and 2022

(i)	Market risk management

The Group activities are exposed primarily to the financial risks of changes in foreign currency exchange rates and interest rates. Management monitors risks associated with changes in foreign currency exchanges rates and interest rates and will consider appropriate measures should the need arise.

There has been no significant change to the Group’s exposure to market risk or the manner in which it manages and measures the risk.

(ii)	Foreign currency risk management

The Group operates in Singapore and Malaysia. Entities in the Group regularly transact in currencies other than their respective functional currencies (“foreign currencies”).

Currency risk arises when transactions are denominated in foreign currencies other than the Group entities’ respective functional currencies.

In addition, the Group is exposed to currency translation risk on the net assets in foreign operations.

The Group’s currency exposure based on the information provided to key management is as follows:

	SGD	MYR	USD	GBP	Total
	S$	S$	S$	S$	S$
December 31, 2022
Financial assets
Cash and bank balances	1,261,189	233,500	85,029	-	1,579,718
Trade and other receivables	38,141	35,003	-	-	73,144
Intra-group receivables	1,069,340	20,583	-	-	1,089,923
	2,368,670	289,086	85,029	-	2,742,785

Financial liabilities
Trade and other payables	(186,652)	(53,938)	(23,998)	(146,212)	(410,800)
Borrowings	(3,701,237)	(518,025)	-	-	(4,219,262)
Intra-group payables	(1,069,340)	(20,583)	-	-	(1,089,923)
	(4,957,229)	(592,546)	(23,998)	(146,212)	(5,719,985)
Net financial (liabilities)/assets	(2,588,559)	(303,460)	61,031	(146,212)	(2,977,200)
Add: Net financial assets/(liabilities) denominated respective entities’ functional currencies	2,588,559	303,460	-	-	2,892,019
Currency exposure of financial assets, net of those denominated in the Company’s functional currency	-	-	61,031	(146,212)	(85,181)

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2020, 2021 and 2022

	SGD	MYR	USD	Total
	S$	S$	S$	S$
December 31, 2021
Financial assets
Cash and bank balances	1,738,653	364,279	409,836	2,512,768
Other receivables	7,909	12,613	-	20,522
Intra-group receivables	1,089,953	12,803	-	1,102,756
	2,836,515	389,695	409,836	3,636,046

Financial liabilities
Trade and other payables	(124,933)	(85,186)	(134)	(210,253)
Lease liabilities	-	(23,131)	-	(23,131)
Borrowings	(2,660,757)	(574,810)	-	(3,235,567)
Intra-group payables	(1,089,953)	(12,803)	-	(1,102,756)
	(3,875,643)	(695,930)	(134)	(4,571,707)
Net financial (liabilities)/assets	(1,039,128)	(306,235)	409,702	(935,661)
Add: Net financial assets denominated respective entities’ functional currencies	1,039,128	306,235	-	1,345,363

Currency exposure of financial assets, net of those denominated in the respective entities’ functional currencies	-	-	409,702	409,702

If the MYR and USD change against the SGD by 5% (2021: 5%) respectively with all other variables including the tax rate being held constant, the effects arising from the net financial liability/asset that are exposed to currency risk will be as follows:

	Increase/(decrease)
	2022	2021
	Loss after tax	Loss after tax
	S$	S$
MYR against SGD
- strengthened	-	-
- weakened	-	-

USD against SGD
- strengthened	(2,533)	(17,003)
- weakened	2,533	17,003

GBP against SGD
- strengthened	6,068	-
- weakened	(6,068)	-

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2020, 2021 and 2022

(iii)	Interest rate risk management

The Group is exposed to interest rate risk as the Group has bank loan amounting to S$503,606 (2021: S$574,810) which bear floating interest rates. The interest rates and terms of repayment of the loans are disclosed in the Note 11 to the financial statements. The Group currently does not have an interest rate hedging policy.

The sensitivity analysis below has been determined based on the exposure to interest rate for non-derivative instruments at the end of the reporting period. A 50 basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates on loans had been 50 basis points higher/lower and all other variables were held constant, the Group’s loss for the year would increase/decrease by approximately S$2,000 (2021: S$2,300).

(iv)	Credit risk management

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to us. Our credit risk is primarily attributable to our cash and cash equivalents.

Our credit risk arising from cash and cash equivalents is limited because the counterparties are banks and financial institutions with good credit ratings which we consider to have low credit risk.

(v)	Liquidity risk management

Prudent liquidity risk management implies sufficient cash to finance the Group’s and the Company’s operations and development activities. The Group manages the liquidity risk by maintaining a level of cash and cash equivalents deemed adequate to finance the Group’s business operations and development activities. The Group’s objective is to maintain a balance between continuing of funding and flexibility through the use of borrowings.

Cash flow from operations and capital contributions and loans from shareholders have been utilized to finance the working capital requirements of the Group. As of December 31, 2022, the Group has negative cash flow from operating activities of S$1,399,152 (U.S.$1,043,833). The Group’s working capital was negative S$1,510,408 (U.S.$1,126,834) as of December 31, 2022. And the Group had S$1,579,718 (U.S.$1,178,542) in cash and cash equivalents, which is unrestricted as to withdrawal and use as of December 31, 2022. On April 18, 2023, the Company completed its initial public offering. In this offering, the Company issued 2,412,369 ordinary shares at a price of U.S.$4.00 per share for aggregate gross proceeds of S$12,938,017 (approximately U.S.$9.65 million). The Group received S$11,055,543 (approximately U.S.$8.25 million) in net proceeds after deducting underwriting discounts and commissions and offering expenses. In view of these circumstances, the management of the Group has given consideration to the future liquidity and performance of the Group and its available sources of finance in assessing whether the Group will have sufficient financial resources to continue as a going concern.

The table below analyses non-derivative financial liabilities of the Group and the Company into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date.

	Less than 1 year or on demand	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total undiscounted cash flow
	S$	S$	S$	S$	S$
December 31, 2022
Trade and other payables	410,798	-	-	-	410,798
Lease liabilities	8,227	6,856	-	-	15,083
Borrowings (excluding lease liabilities)	2,190,724	56,506	169,518	362,580	2,779,328

December 31, 2021
Trade and other payables	210,253	-	-	-	210,253
Lease liabilities	8,740	8,740	7,283	-	24,763
Borrowings (excluding lease liabilities)	2,242,530	60,030	180,089	445,219	2,927,868

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2020, 2021 and 2022

(vi)	Fair value of financial assets and financial liabilities

The management considers that the carrying amounts of the Company’s financial assets and financial liabilities approximate their respective fair values due to the relatively short-term maturity of these financial instruments.

The fair values of the Group’s borrowings (other than convertible loans which are disclosed in Note 12 to the financial statements) are determined by using the discounted cash flows method using discount rate that reflects the issuer’s borrowing rate as at the end of the reporting period. The Group’s non-performance risk as at December 31, 2021 and 2022 was assessed to be insignificant.

The fair values of other classes of financial assets and liabilities are disclosed in the respective notes to consolidated financial statements.

(d)	Capital risk management policies and objectives

The management manages its capital to ensure that the Group will be able to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce cost of capital.

The capital structure of the Company consists of equity attributable to owners of the Company, comprising issued capital and accumulated losses as disclosed in the notes to financial statements.

Management monitors capital based on debt-to-equity ratio. The debt-to-equity ratio is calculated as total debt divided by total equity.

	2021	2022
	S$	S$

Total borrowings (Notes 11-13)	3,258,698	4,219,262
Total equity	2,591,604	586,298

Debt-to-equity %	126%	720%

The Group is not subject to externally imposed capital requirements for the financial years ended December 31, 2021 and 2022.

The Group’s overall strategy remains unchanged from prior year.